Schedule of Digital Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Stock of Bitcoins at the beginning of the year, Number	5.29	0
Stock of Bitcoins at the beginning of the year, Value	$ 87,747	$ 0
Bitcoins mined during the year, Number	43.93	5.29
Bitcoins mined during the year, Value	$ 1,681,533	$ 87,747
Exchanged for USD, Number	(23.23)	0
Exchange for USD	$ (889,084)	$ 0
Exchanged for USDT, Number	(9.59)
Exchanged for USDT, Value	$ (226,256)
Change in fair value of Bitcoin	$ 39,448
Stock of Bitcoins at the beginning of the year, Number	16.41	5.29
Stock of Bitcoins at the beginning of the year, Value	$ 693,389	$ 87,747
Proceeds from issue of new ordinary shares		40,000,000
Digital assets	1,194,157	7,087,747
United States Dollar Coin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Exchange for USD	889,084
Proceeds from issue of new preferred shares	5,000,000	5,000,000
Proceeds from issue of new ordinary shares	2,003,109	33,200,000
Procurement of equipment and expenses	(7,571,735)	(31,200,000)
Balance carried forward	320,458	7,000,000
United States Dollar Tether [Member]
Indefinite-Lived Intangible Assets [Line Items]
Procurement of equipment and expenses	(127,546)	0
Balance carried forward	180,310	0
Proceeds from exchange of bitcoins	226,256	0
Proceeds from Sale of used equipment	$ 81,600	$ 0